Unaudited Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenues:
Total revenues	$ 20,022	$ 32,055
Transaction-based expenses:
Transaction-based expenses	(132)	(976)
Total revenues, less transaction-based expenses	19,890	31,079
Operating expenses:
Compensation and benefits	43,640	20,496
Professional services	3,518	2,700
Acquisition-related transaction costs	3,706	0
Advertising and market development	1,504	987
Rent and occupancy	1,566	887
Technology and communications	2,023	1,434
General and administrative	1,602	953
Depreciation and amortization	1,082	1,396
Total operating expenses	58,641	28,853
Operating (loss) income	(38,751)	2,226
Interest expenses and other income (expenses):
Interest income (expense), net	21	(554)
Change in fair value of warrant liabilities	(25,959)	(908)
Other income, net	388	166
Total interest expenses and other expenses	(25,550)	(1,296)
(Loss) income before provision for income taxes	(64,301)	930
Provision for (benefit from) income taxes	123	(8)
Net (loss) income and comprehensive (loss) income	(64,424)	938
Net (loss) income and comprehensive (loss) income	$ (64,424)	$ 938
Net (loss) income per share attributable to common stockholders:
Basic (in dollars per share)	$ (0.98)	$ 0.00
Diluted (in dollars per share)	$ (0.98)	$ 0.00
Weighted-average shares used in computing net (loss) income per share attributable to common stockholders:
Basic (in shares)	66,007,461	61,598,361
Diluted (in shares)	66,007,461	116,312,835
Placement fees
Revenues:
Total revenues	$ 14,585	$ 27,509
Custodial administration fees
Revenues:
Total revenues	$ 5,437	$ 4,546